Subsequent Event - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Feb. 07, 2019	Sep. 30, 2019	Sep. 30, 2018	Feb. 06, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Proceeds from issuance of common stock upon initial public offering, net of issuance costs		$ 170,128	$ (278)
Convertible preferred stock, shares outstanding		0			45,374,836	36,001,203
2019 Equity Incentive Plan
Subsequent Event [Line Items]
Common stock reserved for issuance		12,829,863		7,688,156
2019 Employee Stock Purchase Plan
Subsequent Event [Line Items]
Common stock reserved for issuance				1,478,492
Initial Public Offering
Subsequent Event [Line Items]
Issuance of common stock upon initial public offering, net of issuance costs (in shares)	9,739,541
Share price	$ 19.00
Proceeds from issuance of common stock upon initial public offering, net of issuance costs	$ 168,200
Convertible preferred stock, shares outstanding	0
Over-Allotment Option
Subsequent Event [Line Items]
Issuance of common stock upon initial public offering, net of issuance costs (in shares)	489,541